DIMENSIONAL INVESTMENT GROUP INC.
FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
LIBOR	London Interbank Offered Rate
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2020
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (10.4%)
	Activision Blizzard, Inc.	287,932	$16,838,263
*	Alphabet, Inc., Class A	112,141	160,673,382
*	Alphabet, Inc., Class C	111,864	160,438,705
	AT&T, Inc.	2,734,019	102,853,795
#	CenturyLink, Inc.	369,858	5,052,260
*	Charter Communications, Inc., Class A	58,705	30,377,489
	Comcast Corp., Class A	1,699,099	73,384,086
#*	Discovery, Inc., Class A	59,608	1,744,130
*	Discovery, Inc., Class C	126,271	3,506,546
*	DISH Network Corp., Class A	94,991	3,491,869
*	Electronic Arts, Inc.	109,146	11,779,036
*	Facebook, Inc., Class A	900,661	181,852,463
	Fox Corp., Class A	133,630	4,955,000
*	Fox Corp., Class B	59,832	2,173,697
	Interpublic Group of Cos., Inc. (The)	146,153	3,317,673
#*	Live Nation Entertainment, Inc.	53,021	3,613,911
*	Netflix, Inc.	164,009	56,597,866
	News Corp., Class A	148,401	2,021,222
	News Corp., Class B	47,476	663,240
#	Omnicom Group, Inc.	82,072	6,180,842
*	Take-Two Interactive Software, Inc.	42,662	5,317,392
*	T-Mobile US, Inc.	118,080	9,350,755
*	Twitter, Inc.	289,632	9,407,247
	Verizon Communications, Inc.	1,547,887	92,006,403
	ViacomCBS, Inc., Class B	200,853	6,855,113
	Walt Disney Co. (The)	674,578	93,300,883
TOTAL COMMUNICATION SERVICES			1,047,753,268
CONSUMER DISCRETIONARY — (9.7%)
	Advance Auto Parts, Inc.	25,871	3,408,504
*	Amazon.com, Inc.	155,871	313,101,195
	Aptiv P.L.C.	95,100	8,063,529
*	AutoZone, Inc.	8,892	9,407,380
	Best Buy Co., Inc.	84,700	7,173,243
*	Booking Holdings, Inc.	15,679	28,701,194
	BorgWarner, Inc.	77,713	2,664,779
*	Capri Holdings, Ltd.	57,158	1,712,454
#*	CarMax, Inc.	61,981	6,014,636
	Carnival Corp.	150,989	6,572,551
*	Chipotle Mexican Grill, Inc.	9,523	8,254,156
	Darden Restaurants, Inc.	46,136	5,371,615
	Dollar General Corp.	95,310	14,621,507
*	Dollar Tree, Inc.	88,076	7,668,777
	DR Horton, Inc.	124,724	7,383,661
	eBay, Inc.	285,422	9,578,762
	Expedia Group, Inc.	52,676	5,712,712
	Ford Motor Co.	1,457,020	12,850,916
#	Gap, Inc. (The)	77,852	1,355,403
	Garmin, Ltd.	54,460	5,279,897
	General Motors Co.	471,096	15,729,895
	Genuine Parts Co.	54,767	5,124,548
#	H&R Block, Inc.	70,731	1,640,959
#	Hanesbrands, Inc.	132,672	1,825,567

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Harley-Davidson, Inc.	58,610	$1,957,574
	Hasbro, Inc.	47,767	4,866,024
	Hilton Worldwide Holdings, Inc.	105,446	11,367,079
	Home Depot, Inc. (The)	408,262	93,124,562
	Kohl's Corp.	59,017	2,522,977
#	L Brands, Inc.	88,331	2,045,746
	Las Vegas Sands Corp.	126,008	8,229,583
#	Leggett & Platt, Inc.	48,653	2,315,396
	Lennar Corp., Class A	104,012	6,902,236
*	LKQ Corp.	115,519	3,775,739
	Lowe's Cos., Inc.	287,249	33,389,824
#	Macy's, Inc.	113,838	1,815,716
	Marriott International, Inc., Class A	101,604	14,230,656
	McDonald's Corp.	281,858	60,309,156
	MGM Resorts International	194,119	6,029,336
*	Mohawk Industries, Inc.	22,099	2,909,996
	Newell Brands, Inc.	145,106	2,833,920
	NIKE, Inc., Class B	466,744	44,947,447
#	Nordstrom, Inc.	38,963	1,436,176
*	Norwegian Cruise Line Holdings, Ltd.	80,125	4,314,731
*	NVR, Inc.	1,302	4,969,695
*	O'Reilly Automotive, Inc.	28,287	11,487,351
	PulteGroup, Inc.	95,842	4,279,345
	PVH Corp.	28,204	2,458,543
	Ralph Lauren Corp.	18,660	2,117,910
	Ross Stores, Inc.	135,511	15,202,979
	Royal Caribbean Cruises, Ltd.	63,939	7,485,978
	Starbucks Corp.	441,662	37,466,188
	Tapestry, Inc.	102,814	2,649,517
	Target Corp.	189,339	20,967,401
	Tiffany & Co.	40,690	5,453,274
	TJX Cos., Inc. (The)	453,863	26,796,072
	Tractor Supply Co.	44,625	4,147,894
*	Ulta Salon Cosmetics & Fragrance, Inc.	21,546	5,772,389
#*	Under Armour, Inc., Class A	71,087	1,434,536
#*	Under Armour, Inc., Class C	70,917	1,273,669
	VF Corp.	122,399	10,155,445
#	Whirlpool Corp.	23,741	3,470,222
	Wynn Resorts, Ltd.	36,420	4,594,747
	Yum! Brands, Inc.	113,023	11,954,443
TOTAL CONSUMER DISCRETIONARY			982,679,312
CONSUMER STAPLES — (7.2%)
	Altria Group, Inc.	698,184	33,184,686
	Archer-Daniels-Midland Co.	207,586	9,291,549
#	Brown-Forman Corp., Class B	68,677	4,645,312
#	Campbell Soup Co.	63,210	3,058,732
	Church & Dwight Co., Inc.	92,502	6,865,498
#	Clorox Co. (The)	46,681	7,343,388
	Coca-Cola Co. (The)	1,443,188	84,282,179
	Colgate-Palmolive Co.	320,148	23,620,519
	Conagra Brands, Inc.	183,441	6,038,878
	Constellation Brands, Inc., Class A	62,613	11,790,028
	Costco Wholesale Corp.	165,186	50,467,627
	Coty, Inc., Class A	107,604	1,104,017
	Estee Lauder Cos., Inc. (The), Class A	83,403	16,276,929
	General Mills, Inc.	225,934	11,798,273
	Hershey Co. (The)	55,249	8,572,987
#	Hormel Foods Corp.	104,814	4,953,510

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	JM Smucker Co. (The)	42,897	$4,444,558
	Kellogg Co.	93,858	6,402,054
	Kimberly-Clark Corp.	128,482	18,403,762
	Kraft Heinz Co. (The)	231,462	6,758,690
	Kroger Co. (The)	298,778	8,025,177
	Lamb Weston Holdings, Inc.	54,683	4,993,105
#	McCormick & Co., Inc. Non-Voting	45,999	7,514,857
	Molson Coors Beverage Co., Class B	70,474	3,916,945
	Mondelez International, Inc., Class A	539,049	30,930,632
*	Monster Beverage Corp.	142,381	9,482,575
	PepsiCo, Inc.	521,891	74,118,960
	Philip Morris International, Inc.	581,852	48,119,160
	Procter & Gamble Co. (The)	933,351	116,314,202
	Sysco Corp.	191,142	15,700,404
	Tyson Foods, Inc., Class A	110,165	9,102,934
	Walgreens Boots Alliance, Inc.	280,920	14,284,782
	Walmart, Inc.	530,930	60,786,176
TOTAL CONSUMER STAPLES			722,593,085
ENERGY — (3.8%)
	Apache Corp.	141,395	3,879,879
	Baker Hughes Co.	244,963	5,305,899
	Cabot Oil & Gas Corp.	153,542	2,163,407
	Chevron Corp.	707,691	75,822,014
	Cimarex Energy Co.	37,922	1,664,397
	Concho Resources, Inc.	75,776	5,742,305
	ConocoPhillips	410,463	24,393,816
	Devon Energy Corp.	145,554	3,161,433
	Diamondback Energy, Inc.	60,741	4,519,130
	EOG Resources, Inc.	218,172	15,906,920
	Exxon Mobil Corp.	1,583,562	98,370,871
	Halliburton Co.	326,263	7,115,796
	Helmerich & Payne, Inc.	39,799	1,613,849
	Hess Corp.	97,628	5,522,816
	HollyFrontier Corp.	55,968	2,514,082
	Kinder Morgan, Inc.	729,509	15,224,853
	Marathon Oil Corp.	300,290	3,414,297
	Marathon Petroleum Corp.	243,048	13,246,116
	National Oilwell Varco, Inc.	144,601	2,980,227
	Noble Energy, Inc.	179,014	3,539,107
	Occidental Petroleum Corp.	334,505	13,286,539
	ONEOK, Inc.	154,391	11,559,254
	Phillips 66	166,572	15,219,684
	Pioneer Natural Resources Co.	61,751	8,336,385
	Schlumberger, Ltd.	519,372	17,404,156
	TechnipFMC P.L.C.	157,923	2,607,309
	Valero Energy Corp.	153,718	12,959,964
	Williams Cos., Inc. (The)	452,673	9,365,804
TOTAL ENERGY			386,840,309
FINANCIALS — (12.5%)
	Aflac, Inc.	274,777	14,170,250
	Allstate Corp. (The)	121,224	14,369,893
	American Express Co.	251,356	32,643,604
	American International Group, Inc.	325,965	16,383,001
	Ameriprise Financial, Inc.	47,141	7,797,593
	Aon P.L.C.	87,772	19,331,783
	Arthur J Gallagher & Co.	70,308	7,211,492

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	22,378	$2,921,672
	Bank of America Corp.	3,029,913	99,472,044
	Bank of New York Mellon Corp. (The)	314,382	14,078,026
*	Berkshire Hathaway, Inc., Class B	732,080	164,300,714
	BlackRock, Inc.	44,064	23,237,150
	Capital One Financial Corp.	174,550	17,420,090
	Cboe Global Markets, Inc.	41,788	5,149,117
	Charles Schwab Corp. (The)	428,849	19,534,072
	Chubb, Ltd.	169,516	25,764,737
	Cincinnati Financial Corp.	57,272	6,010,696
	Citigroup, Inc.	817,097	60,800,188
	Citizens Financial Group, Inc.	163,864	6,108,850
	CME Group, Inc.	134,106	29,115,754
	Comerica, Inc.	54,276	3,319,520
	Discover Financial Services	116,958	8,787,055
	E*TRADE Financial Corp.	85,157	3,629,391
	Everest Re Group, Ltd.	15,372	4,251,434
	Fifth Third Bancorp	263,995	7,510,658
	First Republic Bank	62,630	6,944,414
	Franklin Resources, Inc.	105,137	2,659,966
	Globe Life, Inc	37,553	3,915,276
	Goldman Sachs Group, Inc. (The)	119,290	28,361,198
	Hartford Financial Services Group, Inc. (The)	134,136	7,951,582
	Huntington Bancshares, Inc.	389,289	5,282,652
	Intercontinental Exchange, Inc.	208,841	20,829,801
#	Invesco, Ltd.	138,025	2,387,833
	JPMorgan Chase & Co.	1,173,882	155,375,022
	KeyCorp	365,965	6,847,205
	Lincoln National Corp.	74,096	4,036,750
	Loews Corp.	96,421	4,960,860
	M&T Bank Corp.	49,145	8,281,915
	MarketAxess Holdings, Inc.	14,289	5,060,878
	Marsh & McLennan Cos., Inc.	188,449	21,079,905
	MetLife, Inc.	292,721	14,551,161
	Moody's Corp.	60,795	15,611,548
	Morgan Stanley	459,843	24,031,395
	MSCI, Inc.	31,559	9,019,562
	Nasdaq, Inc.	43,251	5,037,011
	Northern Trust Corp.	78,851	7,712,416
	People's United Financial, Inc.	165,570	2,553,089
	PNC Financial Services Group, Inc. (The)	163,855	24,340,660
	Principal Financial Group, Inc.	97,340	5,154,153
	Progressive Corp. (The)	219,005	17,671,513
	Prudential Financial, Inc.	150,467	13,701,525
	Raymond James Financial, Inc.	46,539	4,255,061
	Regions Financial Corp.	363,614	5,661,470
	S&P Global, Inc.	91,427	26,854,853
	State Street Corp.	135,833	10,273,050
*	SVB Financial Group	19,411	4,665,046
	Synchrony Financial	220,985	7,162,124
	T Rowe Price Group, Inc.	87,314	11,659,038
	Travelers Cos., Inc. (The)	96,561	12,709,359
	Truist Financial Corp.	501,887	25,882,313
	U.S. Bancorp.	532,235	28,325,547
	Unum Group	78,098	2,084,436
	Wells Fargo & Co.	1,440,447	67,614,582
	Willis Towers Watson P.L.C.	47,974	10,136,426
	WR Berkley Corp.	54,240	3,988,267

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Zions Bancorp NA	63,906	$2,907,084
TOTAL FINANCIALS			1,260,856,730
HEALTH CARE — (13.7%)
	Abbott Laboratories	661,478	57,641,193
	AbbVie, Inc.	552,884	44,794,662
*	ABIOMED, Inc.	16,681	3,107,503
	Agilent Technologies, Inc.	115,523	9,537,579
*	Alexion Pharmaceuticals, Inc.	82,525	8,202,160
*	Align Technology, Inc.	26,650	6,851,715
	Allergan P.L.C.	122,686	22,898,115
	AmerisourceBergen Corp.	56,663	4,848,086
	Amgen, Inc.	222,273	48,022,082
	Anthem, Inc.	94,913	25,178,521
	Baxter International, Inc.	191,280	17,066,002
	Becton Dickinson and Co.	101,220	27,853,720
*	Biogen, Inc.	67,671	18,193,348
*	Boston Scientific Corp.	520,844	21,807,738
	Bristol-Myers Squibb Co.	877,331	55,227,986
	Cardinal Health, Inc.	110,251	5,645,954
*	Centene Corp.	218,511	13,724,676
	Cerner Corp.	117,058	8,408,276
*	Cigna Corp.	139,798	26,894,339
	Cooper Cos., Inc. (The)	18,687	6,482,333
	CVS Health Corp.	486,301	32,980,934
	Danaher Corp.	239,361	38,506,004
*	DaVita, Inc.	33,790	2,698,807
	DENTSPLY SIRONA, Inc.	83,837	4,694,872
*	Edwards Lifesciences Corp.	78,189	17,190,634
	Eli Lilly & Co.	316,224	44,157,519
	Gilead Sciences, Inc.	473,792	29,943,654
	HCA Healthcare, Inc.	99,053	13,748,556
#*	Henry Schein, Inc.	54,609	3,764,744
*	Hologic, Inc.	101,075	5,409,534
	Humana, Inc.	49,644	16,692,299
*	IDEXX Laboratories, Inc.	31,988	8,669,068
*	Illumina, Inc.	55,107	15,984,888
*	Incyte Corp.	67,390	4,924,187
*	Intuitive Surgical, Inc.	43,216	24,191,452
*	IQVIA Holdings, Inc.	67,393	10,462,763
	Johnson & Johnson	985,022	146,640,225
*	Laboratory Corp. of America Holdings	36,601	6,419,815
	McKesson Corp.	67,271	9,593,517
	Medtronic P.L.C.	501,659	57,911,515
	Merck & Co., Inc.	952,877	81,413,811
*	Mettler-Toledo International, Inc.	9,054	6,855,508
*	Mylan NV	194,553	4,167,325
	PerkinElmer, Inc.	41,879	3,872,970
	Perrigo Co. P.L.C.	50,693	2,891,529
	Pfizer, Inc.	2,071,238	77,132,903
	Quest Diagnostics, Inc.	50,773	5,619,048
*	Regeneron Pharmaceuticals, Inc.	29,854	10,088,861
	ResMed, Inc.	53,568	8,515,705
	STERIS P.L.C.	31,958	4,815,751
	Stryker Corp.	120,425	25,373,548
	Teleflex, Inc.	17,451	6,483,221
	Thermo Fisher Scientific, Inc.	149,936	46,958,456
	UnitedHealth Group, Inc.	354,586	96,606,956
	Universal Health Services, Inc., Class B	30,278	4,151,417

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Varian Medical Systems, Inc.	34,263	$4,816,350
*	Vertex Pharmaceuticals, Inc.	96,044	21,806,790
#*	Waters Corp.	24,288	5,435,412
	Zimmer Biomet Holdings, Inc.	76,856	11,367,002
	Zoetis, Inc.	178,052	23,896,359
TOTAL HEALTH CARE			1,379,239,897
INDUSTRIALS — (8.9%)
	3M Co.	215,033	34,117,136
	Alaska Air Group, Inc.	46,429	2,998,849
	Allegion P.L.C.	35,024	4,529,304
#	American Airlines Group, Inc.	146,959	3,944,380
	AMETEK, Inc.	85,172	8,274,460
#	AO Smith Corp.	51,068	2,180,093
	Arconic, Inc.	145,053	4,344,337
	Boeing Co. (The)	200,102	63,686,464
	Caterpillar, Inc.	206,968	27,185,247
#	CH Robinson Worldwide, Inc.	50,981	3,681,848
#	Cintas Corp.	31,249	8,717,533
*	Copart, Inc.	76,101	7,721,207
	CSX Corp.	290,423	22,170,892
	Cummins, Inc.	57,169	9,145,325
	Deere & Co.	118,113	18,730,360
	Delta Air Lines, Inc.	215,269	11,999,094
	Dover Corp.	54,757	6,234,084
	Eaton Corp. P.L.C.	154,776	14,621,689
	Emerson Electric Co.	228,321	16,354,633
	Equifax, Inc.	44,987	6,743,551
	Expeditors International of Washington, Inc.	64,194	4,688,730
#	Fastenal Co.	213,350	7,441,648
	FedEx Corp.	89,843	12,994,891
	Flowserve Corp.	48,295	2,254,411
	Fortive Corp.	110,106	8,250,243
	Fortune Brands Home & Security, Inc.	51,898	3,565,912
	General Dynamics Corp.	87,777	15,399,597
	General Electric Co.	3,265,713	40,658,127
	Honeywell International, Inc.	267,667	46,365,278
	Huntington Ingalls Industries, Inc.	15,246	3,979,206
	IDEX Corp.	28,653	4,694,794
*	IHS Markit, Ltd.	149,888	11,820,168
	Illinois Tool Works, Inc.	109,685	19,192,681
	Ingersoll-Rand P.L.C.	89,552	11,931,013
	Jacobs Engineering Group, Inc.	51,075	4,725,970
	JB Hunt Transport Services, Inc.	31,752	3,426,993
	Johnson Controls International P.L.C.	288,337	11,374,895
	Kansas City Southern	37,329	6,297,029
	L3Harris Technologies, Inc.	82,858	18,338,961
	Lockheed Martin Corp.	92,834	39,744,092
	Masco Corp.	107,089	5,088,869
	Nielsen Holdings P.L.C.	131,169	2,675,848
	Norfolk Southern Corp.	97,778	20,358,357
	Northrop Grumman Corp.	58,549	21,930,699
	Old Dominion Freight Line, Inc.	24,071	4,723,452
	PACCAR, Inc.	129,084	9,579,324
	Parker-Hannifin Corp.	47,937	9,380,791
	Pentair P.L.C.	62,828	2,697,206
	Quanta Services, Inc.	52,404	2,051,617
	Raytheon Co.	104,091	22,997,866
	Republic Services, Inc.	78,341	7,446,312

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half International, Inc.	43,655	$2,539,411
	Rockwell Automation, Inc.	43,060	8,252,880
#	Rollins, Inc.	51,281	1,946,114
	Roper Technologies, Inc.	38,949	14,865,275
	Snap-on, Inc.	20,674	3,300,191
	Southwest Airlines Co.	176,720	9,716,066
	Stanley Black & Decker, Inc.	56,701	9,034,170
	Textron, Inc.	86,042	3,951,909
#	TransDigm Group, Inc.	18,610	11,971,441
	Union Pacific Corp.	260,015	46,651,891
*	United Airlines Holdings, Inc.	82,029	6,135,769
	United Parcel Service, Inc., Class B	262,433	27,167,064
*	United Rentals, Inc.	28,329	3,843,962
	United Technologies Corp.	303,854	45,638,871
	Verisk Analytics, Inc.	61,139	9,933,253
#	Wabtec Corp.	68,640	5,069,750
	Waste Management, Inc.	146,259	17,799,720
	WW Grainger, Inc.	16,447	4,978,013
	Xylem, Inc.	67,879	5,542,999
TOTAL INDUSTRIALS			901,794,215
INFORMATION TECHNOLOGY — (23.9%)
	Accenture P.L.C., Class A	237,448	48,726,704
*	Adobe, Inc.	181,175	63,617,789
*	Advanced Micro Devices, Inc.	417,701	19,631,947
*	Akamai Technologies, Inc.	60,914	5,686,322
	Alliance Data Systems Corp.	15,125	1,554,699
	Amphenol Corp., Class A	110,837	11,024,956
	Analog Devices, Inc.	137,992	15,144,622
*	ANSYS, Inc.	31,889	8,748,109
	Apple, Inc.	1,563,188	483,822,318
	Applied Materials, Inc.	344,885	19,999,881
*	Arista Networks, Inc.	20,447	4,566,633
*	Autodesk, Inc.	82,413	16,222,999
	Automatic Data Processing, Inc.	161,928	27,752,840
	Broadcom, Inc.	148,557	45,333,654
	Broadridge Financial Solutions, Inc.	43,215	5,149,067
*	Cadence Design Systems, Inc.	104,389	7,527,491
	CDW Corp.	53,412	6,967,595
	Cisco Systems, Inc.	1,587,738	72,988,316
	Citrix Systems, Inc.	46,140	5,593,091
	Cognizant Technology Solutions Corp., Class A	204,754	12,567,801
	Corning, Inc.	286,408	7,644,230
	DXC Technology Co.	95,293	3,037,941
*	F5 Networks, Inc.	22,608	2,760,889
	Fidelity National Information Services, Inc.	230,261	33,079,295
*	Fiserv, Inc.	213,578	25,332,487
*	FleetCor Technologies, Inc.	32,381	10,207,463
	FLIR Systems, Inc.	49,713	2,562,208
*	Fortinet, Inc.	53,510	6,172,914
*	Gartner, Inc.	33,698	5,417,964
	Global Payments, Inc.	112,243	21,937,894
	Hewlett Packard Enterprise Co.	480,876	6,698,603
	HP, Inc.	553,927	11,809,724
	Intel Corp.	1,628,060	104,081,876
	International Business Machines Corp.	331,465	47,641,464
	Intuit, Inc.	97,392	27,306,769
*	IPG Photonics Corp.	13,206	1,686,010
	Jack Henry & Associates, Inc.	28,703	4,292,247

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	124,500	$2,856,030
*	Keysight Technologies, Inc.	69,706	6,481,961
	KLA Corp.	58,916	9,764,738
	Lam Research Corp.	54,352	16,208,310
	Leidos Holdings, Inc.	50,160	5,039,575
	Mastercard, Inc., Class A	332,248	104,970,433
	Maxim Integrated Products, Inc.	102,004	6,132,480
#	Microchip Technology, Inc.	89,151	8,690,439
*	Micron Technology, Inc.	413,773	21,967,209
	Microsoft Corp.	2,855,210	486,042,228
	Motorola Solutions, Inc.	63,997	11,327,469
	NetApp, Inc.	86,028	4,593,895
	NortonLifeLock Inc.	216,038	6,139,800
	NVIDIA Corp.	229,030	54,149,563
	Oracle Corp.	810,834	42,528,243
	Paychex, Inc.	118,938	10,201,312
*	PayPal Holdings, Inc.	439,066	50,005,227
*	Qorvo, Inc.	43,791	4,635,715
	QUALCOMM, Inc.	426,961	36,424,043
*	salesforce.com, Inc.	331,975	60,522,362
	Seagate Technology P.L.C.	87,144	4,966,337
*	ServiceNow, Inc.	70,423	23,819,171
	Skyworks Solutions, Inc.	63,366	7,169,863
*	Synopsys, Inc.	56,001	8,260,708
	TE Connectivity, Ltd.	125,054	11,527,478
	Texas Instruments, Inc.	349,855	42,210,006
*	VeriSign, Inc.	38,469	8,006,938
#	Visa, Inc., Class A	640,684	127,476,895
	Western Digital Corp.	110,604	7,244,562
#	Western Union Co. (The)	158,035	4,251,142
*	Xerox Holdings Corp.	68,878	2,449,990
	Xilinx, Inc.	93,777	7,922,281
*	Zebra Technologies Corp., Class A	20,325	4,858,081
TOTAL INFORMATION TECHNOLOGY			2,413,141,296
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	82,650	19,729,381
#	Albemarle Corp.	39,856	3,199,640
*	Amcor, PLC.	610,701	6,467,324
	Avery Dennison Corp.	31,476	4,130,910
	Ball Corp.	121,956	8,802,784
	Celanese Corp.	45,563	4,715,771
	CF Industries Holdings, Inc.	81,959	3,301,309
*	Corteva, Inc.	278,422	8,051,964
*	Dow, Inc.	277,604	12,789,216
	DuPont de Nemours, Inc.	277,596	14,207,363
	Eastman Chemical Co.	51,060	3,639,046
	Ecolab, Inc.	93,993	18,432,967
	FMC Corp.	48,825	4,667,182
	Freeport-McMoRan, Inc.	546,911	6,070,712
#	International Flavors & Fragrances, Inc.	40,248	5,276,915
	International Paper Co.	147,805	6,018,620
	Linde P.L.C.	201,038	40,836,849
	LyondellBasell Industries NV, Class A	95,674	7,449,178
	Martin Marietta Materials, Inc.	23,559	6,214,864
	Mosaic Co. (The)	132,797	2,634,692
	Newmont Corp.	306,655	13,817,874
	Nucor Corp.	114,295	5,427,870
#	Packaging Corp. of America	35,681	3,416,456

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	88,368	$10,590,021
	Sealed Air Corp.	58,233	2,067,272
	Sherwin-Williams Co. (The)	30,789	17,149,165
	Vulcan Materials Co.	49,169	6,963,805
	WestRock Co.	96,688	3,770,832
TOTAL MATERIALS			249,839,982
REAL ESTATE — (2.9%)
	Alexandria Real Estate Equities, Inc.	45,966	7,501,651
	American Tower Corp.	165,649	38,387,499
	Apartment Investment & Management Co., Class A	55,513	2,926,090
	AvalonBay Communities, Inc.	52,173	11,305,367
	Boston Properties, Inc.	53,494	7,668,365
*	CBRE Group, Inc., Class A	124,527	7,602,373
	Crown Castle International Corp.	155,334	23,275,247
#	Digital Realty Trust, Inc.	77,848	9,574,526
	Duke Realty Corp.	138,553	5,030,860
	Equinix, Inc.	31,973	18,855,437
	Equity Residential	130,361	10,830,392
	Essex Property Trust, Inc.	24,585	7,615,450
	Extra Space Storage, Inc.	48,818	5,403,176
	Federal Realty Investment Trust	26,188	3,274,024
	Healthpeak Properties, Inc.	186,569	6,714,618
	Host Hotels & Resorts, Inc.	270,335	4,417,274
#	Iron Mountain, Inc.	107,539	3,399,308
#	Kimco Realty Corp.	159,158	3,031,960
	Mid-America Apartment Communities, Inc.	42,971	5,896,051
	Prologis, Inc.	235,949	21,914,943
	Public Storage	56,158	12,565,914
	Realty Income Corp.	121,536	9,529,638
	Regency Centers Corp.	62,982	3,907,403
	SBA Communications Corp.	42,043	10,492,251
	Simon Property Group, Inc.	114,976	15,309,055
	SL Green Realty Corp.	30,323	2,790,929
	UDR, Inc.	110,464	5,292,330
	Ventas, Inc.	138,790	8,030,389
	Vornado Realty Trust	59,710	3,927,127
	Welltower, Inc.	151,731	12,883,479
	Weyerhaeuser Co.	277,642	8,037,736
TOTAL REAL ESTATE			297,390,862
UTILITIES — (3.5%)
	AES Corp.	250,250	4,969,965
	Alliant Energy Corp.	90,599	5,377,957
	Ameren Corp.	91,490	7,506,754
	American Electric Power Co., Inc.	185,124	19,293,623
	American Water Works Co., Inc.	67,353	9,173,479
	Atmos Energy Corp.	44,821	5,245,402
	CenterPoint Energy, Inc.	189,316	5,013,088
	CMS Energy Corp.	105,505	7,228,147
	Consolidated Edison, Inc.	124,182	11,673,108
	Dominion Energy, Inc.	307,841	26,397,366
	DTE Energy Co.	71,655	9,502,169
	Duke Energy Corp.	272,655	26,619,308
	Edison International	133,872	10,247,902
	Entergy Corp.	74,241	9,764,176
	Evergy, Inc.	85,906	6,198,977
#	Eversource Energy	120,893	11,175,349

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Exelon Corp.	364,239	$17,334,134
FirstEnergy Corp.	201,603	10,239,416
NextEra Energy, Inc.	182,933	49,062,631
NiSource, Inc.	140,464	4,117,000
NRG Energy, Inc.	94,836	3,498,500
Pinnacle West Capital Corp.	42,113	4,114,019
PPL Corp.	269,752	9,762,325
Public Service Enterprise Group, Inc.	188,937	11,185,070
Sempra Energy	105,591	16,962,138
Southern Co. (The)	392,282	27,616,653
WEC Energy Group, Inc.	117,850	11,772,036
Xcel Energy, Inc.	196,061	13,565,461
TOTAL UTILITIES		354,616,153
TOTAL COMMON STOCKS Cost ($3,790,036,977)		9,996,745,109

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	3,467,350	3,467,350
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	8,850,966	102,423,381
TOTAL INVESTMENTS — (100.0%)
(Cost $3,895,912,696)^^			$10,102,635,840
As of January 31, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	92	03/20/20	$15,023,395	$14,830,400	$(192,995)
Total Futures Contracts			$15,023,395	$14,830,400	$(192,995)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,047,753,268	—	—	$1,047,753,268
Consumer Discretionary	982,679,312	—	—	982,679,312
Consumer Staples	722,593,085	—	—	722,593,085
Energy	386,840,309	—	—	386,840,309
Financials	1,260,856,730	—	—	1,260,856,730
Health Care	1,379,239,897	—	—	1,379,239,897
Industrials	901,794,215	—	—	901,794,215
Information Technology	2,413,141,296	—	—	2,413,141,296
Materials	249,839,982	—	—	249,839,982
Real Estate	297,390,862	—	—	297,390,862
Utilities	354,616,153	—	—	354,616,153
Temporary Cash Investments	3,467,350	—	—	3,467,350

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$102,423,381	—	$102,423,381
Futures Contracts**	$(192,995)	—	—	(192,995)
TOTAL	$10,000,019,464	$102,423,381	—	$10,102,442,845
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$169,686,277
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$169,686,277
Summary of the Portfolio’s Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,989,227,755
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,989,227,755
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,958,463,537
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,958,463,537
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,781,907,662
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,781,907,662
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,939,452,221
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$1,939,452,221
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$65,930,163
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$65,930,163
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.3%)
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	1.714%, 04/16/21	1,450	$1,450,544
BONDS — (34.6%)
	African Development Bank
	1.875%, 03/16/20	1,500	1,500,465
	Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)	2.151%, 02/07/20	1,000	1,000,033
	Bank of Montreal
	2.100%, 06/15/20	1,500	1,502,011
	3.100%, 07/13/20	725	729,451
	Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.334%, 06/15/20	500	500,827
	Bank of Nova Scotia (The)
	2.350%, 10/21/20	528	530,535
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.162%, 01/08/21	1,000	1,001,558
	BNG Bank NV
Ω	2.500%, 02/28/20	1,850	1,850,966
	2.500%, 02/28/20	700	700,365
	Chevron Corp.
	1.991%, 03/03/20	2,750	2,750,518
	Erste Abwicklungsanstalt
	2.500%, 03/13/20	600	600,518
	Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.051%, 10/15/20	1,000	1,001,580
	Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	1.927%, 03/12/21	400	400,092
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.927%, 03/12/21	300	300,069
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.224%, 06/16/20	500	500,659
	Kommuninvest I Sverige AB
	1.750%, 03/19/20	500	500,055
	Face Amount	Value†
	(000)

Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r) 2.067%, 09/27/21	2,000	$2,002,740
Merck & Co., Inc.
1.850%, 02/10/20	1,989	1,988,969
(r) 2.276%, 02/10/20	970	970,031
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 1.954%, 02/17/21	400	400,088
Municipality Finance P.L.C., Floating Rate Note, FRN
(r) 1.804%, 10/26/20	2,000	2,000,056
Nederlandse Waterschapsbank NV
1.625%, 03/04/20	500	500,000
Novartis Capital Corp.
1.800%, 02/14/20	2,335	2,334,953
4.400%, 04/24/20	464	466,673
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r) 1.944%, 02/08/21	1,200	1,199,676
Oesterreichische Kontrollbank AG
1.375%, 02/10/20	200	199,992
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 1.904%, 09/15/20	1,000	999,903
Royal Bank of Canada
2.150%, 10/26/20	369	370,288
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r) 2.160%, 04/30/21	2,000	2,007,737
Shell International Finance BV
4.375%, 03/25/20	946	949,708
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r) 2.351%, 05/11/20	612	612,705
Toronto-Dominion Bank (The)
3.000%, 06/11/20	589	591,560
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r) 2.034%, 01/25/21	750	751,112

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Total Capital SA
	4.450%, 06/24/20	1,999	$2,018,699
	Toyota Motor Credit Corp.
	2.150%, 03/12/20	513	513,256
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.069%, 09/18/20	400	400,313
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	2.412%, 01/08/21	191	191,739
	Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	2.158%, 06/23/21	500	501,374
	TOTAL BONDS		37,341,274
U.S. TREASURY OBLIGATIONS — (10.7%)
	U.S. Treasury Bills
#	0.000%, 03/24/20	250	249,473
	U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
#(r)	1.651%, 01/31/21	1,000	1,000,324
	U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)	1.675%, 04/30/21	10,250	10,253,686
	TOTAL U.S. TREASURY OBLIGATIONS		11,503,483
CERTIFICATES OF DEPOSIT — (1.9%)
	Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	2.208%, 09/21/20	500	500,784
	Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.180%, FRN
(r)	1.914%, 04/06/20	1,500	1,500,434
	TOTAL CERTIFICATES OF DEPOSIT		2,001,218
	TOTAL INVESTMENT SECURITIES (Cost $52,231,696)		52,296,519

		FaceAmount	Value†
		(000)
COMMERCIAL PAPER — (47.3%)
	Bank of Nova Scotia (The) 1.885%, 03/06/20	1,000	$998,456
	Banque Et Caisse d’Epargne de l’Etat 1.700%, 05/21/20	2,000	1,989,862
	Banque Et Caisse D’Epargne De L’Etat 1.580%, 02/26/20	500	499,433
Ω	BNG Bank NV 1.710%, 08/21/20	500	495,280
Caisse Des Depots Et Consignations
Ω	1.711%, 04/22/20	1,000	996,244
Ω	1.690%, 04/24/20	1,000	996,145
Ω	1.690%, 05/05/20	1,000	995,758
CPPIB Capital, Inc.
Ω	1.640%, 04/21/20	1,000	996,366
Ω	1.680%, 07/20/20	1,650	1,636,911
DBS Bank Ltd.
Ω	1.820%, 02/21/20	1,000	999,050
Ω	1.650%, 03/06/20	750	748,797
Ω	1.680%, 06/15/20	250	248,365
Ω	Eli Lilly & Co. 1.590%, 02/03/20	2,000	1,999,739
Ω	Equinor ASA 1.750%, 02/20/20	1,000	999,133
Erste Abwicklungsanstalt
Ω	1.710%, 04/09/20	750	747,647
Ω	1.731%, 04/28/20	1,500	1,494,020
	European Investment Bank 1.700%, 02/07/20	1,000	999,701
	Exxon Mobil Corp. 1.690%, 02/12/20	2,008	2,006,935
Ω	Kreditanstalt Fuer Wiederaufbau 1.710%, 02/19/20	3,000	2,997,514
Ω	Landesbank Hessen-Thuringen 1.716%, 06/17/20	3,000	2,980,841
Nederlandse Waterschapsbank NV
Ω	1.885%, 03/17/20	1,000	997,954
Ω	1.700%, 04/08/20	500	498,458
Ω	1.695%, 04/14/20	1,000	996,623
	Nestle Finance International, Ltd. 1.540%, 02/03/20	1,500	1,499,799
Ω	NRW. Bank 1.800%, 03/12/20	1,000	998,173
Oesterreichische Kontrollbank AG
	1.720%, 02/06/20	1,500	1,499,619
	1.660%, 05/26/20	400	397,946

DFA Two-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Pfizer, Inc.
Ω	2.020%, 02/04/20	1,000	$999,826
Ω	1.680%, 02/05/20	1,000	999,783
Ω	1.950%, 03/12/20	1,000	998,349
Ω	Province of Alberta 1.720%, 02/04/20	2,000	1,999,652
PSP Capital, Inc.
Ω	1.720%, 03/04/20	2,000	1,997,133
Ω	1.738%, 04/17/20	1,100	1,096,217
	Queensland Treasury Corp. 1.630%, 05/14/20	2,000	1,990,634
	Royal Bank of Canada 1.700%, 10/16/20	750	740,579
Ω	Sanofi 1.640%, 03/18/20	1,500	1,496,849
Ω	Shell International Finance BV 1.750%, 09/28/20	1,500	1,482,517
	Svensk Exportkredit AB 1.731%, 04/03/20	500	498,643
Ω	Toronto-Dominion Bank (The) 1.680%, 04/23/20	1,500	1,494,443
Ω	Total Capital Canada Ltd. 1.690%, 04/23/20	1,000	996,270
Ω	United Overseas Bank, Ltd. 1.884%, 02/25/20	1,500	1,498,403
TOTAL COMMERCIAL PAPER			51,004,067

Shares
TEMPORARY CASH INVESTMENTS — (1.8%)
State Street Institutional U.S. Government Money Market Fund 1.518%	1,961,946	1,961,946
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	110,379	$1,277,301

	Face Amount
	(000)
REPURCHASE AGREEMENTS — (1.2%)
JPMorgan Chase & Co. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $294,400, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, 03/26/20 - 08/15/26, Market Value $305,923)	$300	300,000
RBC Dominion Securities, Inc. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $1,020,000, collateralized by U.S. Treasury Securities, 1.57%, 04/30/20, Market Value $1,020,001)	1,000	1,000,000
TOTAL REPURCHASE AGREEMENTS		1,300,000
TOTAL INVESTMENTS — (100.0%)
(Cost $107,772,724)^^		$107,839,833

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,450,544	—	$1,450,544
Bonds	—	37,341,274	—	37,341,274
U.S. Treasury Obligations	—	11,503,483	—	11,503,483
Certificates of Deposit	—	2,001,218	—	2,001,218
Commercial Paper	—	51,004,067	—	51,004,067
Temporary Cash Investments	$1,961,946	—	—	1,961,946
Securities Lending Collateral	—	1,277,301	—	1,277,301
Repurchase Agreements	—	1,300,000	—	1,300,000
TOTAL	$1,961,946	$105,877,887	—	$107,839,833

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (57.1%)
Federal Home Loan Bank
0.000%, 02/18/20	12,500	$12,491,927
0.000%, 02/25/20	2,100	2,098,011
0.000%, 02/28/20	8,000	7,991,389
0.000%, 03/06/20	14,520	14,499,866
0.000%, 03/09/20	5,200	5,192,113
0.000%, 04/13/20	5,800	5,782,294
0.000%, 04/29/20	4,500	4,483,122
0.000%, 05/06/20	5,500	5,477,693
0.000%, 05/18/20	11,000	10,949,629
TOTAL AGENCY OBLIGATIONS		68,966,044
U.S. TREASURY OBLIGATIONS — (41.8%)
U.S. Treasury Notes
3.625%, 02/15/21	12,000	12,259,219
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r) 1.581%, 10/31/20	12,200	12,196,007
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 1.651%, 01/31/21	13,000	13,004,215
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 1.675%, 04/30/21	13,000	13,004,675
TOTAL U.S. TREASURY OBLIGATIONS		50,464,116
TOTAL INVESTMENT SECURITIES (Cost $119,392,738)		119,430,160

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund 1.518%	1,349,510	1,349,510
TOTAL INVESTMENTS — (100.0%)
(Cost $120,742,248)^^		$120,779,670
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$68,966,044	—	$68,966,044
U.S. Treasury Obligations	—	50,464,116	—	50,464,116
Temporary Cash Investments	$1,349,510	—	—	1,349,510
TOTAL	$1,349,510	$119,430,160	—	$120,779,670

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	173,456,948	$4,031,139,484
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	120,986,684	1,610,332,765
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	52,704,022	1,346,587,760
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	26,714,653	546,314,650
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	5,182,910	215,038,924
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,072,599,969)		$7,749,413,583

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $359,469)	359,469	359,469
TOTAL INVESTMENTS — (100.0%) (Cost $5,072,959,438)^^		$7,749,773,052
Summary of the Global Fund's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,749,413,583	—	—	$7,749,413,583
Temporary Cash Investments	359,469	—	—	359,469
TOTAL	$7,749,773,052	—	—	$7,749,773,052

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	57,700,572	$1,340,961,295
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	69,369,757	668,030,759
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	40,050,670	533,074,413
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	41,049,828	445,390,635
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,429,617	445,326,717
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	21,286,657	224,148,496
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	20,673,482	222,860,142
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,893,563	181,873,363
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	9,139,003	112,683,907
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	10,653,421	112,500,122
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,747,201	72,491,374
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,359,850,460)		$4,359,341,223

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $4,204,006)	4,204,006	4,204,006
TOTAL INVESTMENTS — (100.0%) (Cost $3,364,054,466)^^		$4,363,545,229
Summary of the Global Fund's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,359,341,223	—	—	$4,359,341,223
Temporary Cash Investments	4,204,006	—	—	4,204,006
TOTAL	$4,363,545,229	—	—	$4,363,545,229

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	26,412,300	$286,573,453
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	28,856,492	286,544,965
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	5,199,646	120,839,768
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,615,767	106,232,402
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,597,150	47,878,070
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,570,770	40,133,182
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,668,624	38,740,674
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	799,886	16,357,666
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	155,809	6,464,535
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $832,169,547)		$949,764,715

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $750,223)	750,223	750,223
TOTAL INVESTMENTS — (100.0%) (Cost $832,919,770)^^		$950,514,938
Summary of the Global Fund's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$949,764,715	—	—	$949,764,715
Temporary Cash Investments	750,223	—	—	750,223
TOTAL	$950,514,938	—	—	$950,514,938

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2020, the Fund consisted of twelve portfolios (the "Portfolios"), of which three are "Stand-alone Funds", six are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds". One of the Portfolios, U.S. Large Cap Value Portfolio II, ceased operations and liquidated on March 5, 2020. Information for U.S. Large Cap Value Portfolio II is presented below as of January 31, 2020, prior to this liquidation.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$4,002,281
U.S. Large Cap Value Portfolio II	102,477
U.S. Large Cap Value Portfolio III	2,695,697
DFA International Value Portfolio	9,077,239
DFA International Value Portfolio III	2,766,697
Tax-Managed U.S. Marketwide Value Portfolio II	989,770
Emerging Markets Portfolio II	604
DFA Two-Year Fixed Income Portfolio	107,773
DFA Two-Year Government Portfolio	120,742
Global Equity Portfolio	5,243,401
Global Allocation 60/40 Portfolio	3,399,300
Global Allocation 25/75 Portfolio	841,977

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The

Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.